Form N-1A Supplement	May 29, 2026
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

This supplement applies only to the PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each a “Fund”). Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under the circumstances discussed below.

PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

This supplement applies only to the PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each a “Fund”). Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under the circumstances discussed below.